RELATED PARTY TRANSACTIONS	12 Months Ended
Oct. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 13 – RELATED PARTY TRANSACTIONS

Services Provided by Related Parties

From time to time, the Company’s related parties provide services to the Company. The Company recognized related party expenses of $1,129, $38,426 and $23,922 for the years ended October 31, 2021, 2020 and 2019, which have been included in selling and marketing – related parties, respectively, on the accompanying consolidated statements of operations and comprehensive (loss) income.

Office Space from Related Party

The Company leases office space from WDZG Consulting, which owns 100% of TRX ZJ. For the years ended October 31, 2021, 2020 and 2019, rent expense related to office leases from WDZG Consulting amounted approximately $20,000, $14,000 and $19,000, respectively, which have been included in general and administrative – related parties on the accompanying consolidated statements of operations and comprehensive (loss) income.

NOTE 13 – RELATED PARTY TRANSACTIONS (continued)

Office Space from Related Party (continued)

As of October 31, 2021 and 2020, operating lease liabilities related to the related party office lease was $0 and $28,442, respectively, which have been included in operating lease liabilities – related party (current and noncurrent) on the accompanying consolidated balance sheets.

Loan to Related Party and Interest Income

On March 19, 2020, the Company originated a note receivable to a related party in the principal amount of RMB 38,914,847 (approximately $5.6 million). This note had a maturity date of April 30, 2020. The annual interest rate for this note was 1.00%. The principal and related interest were fully collected in April 2020.

On May 1, 2020, the Company originated a note receivable to a related party in the principal amount of RMB 40,260,000 (approximately $5.8 million). This note had a maturity date of August 31, 2020. The annual interest rate for the note was 4.35%. As of October 31, 2020, the outstanding principal and related interest were fully collected.

On August 14, 2020, the Company originated a note receivable to a related party in the principal amount of RMB 40,503,802 (approximately $5.8 million). This note had a maturity date of November 11, 2020. The annual interest rate for the note was 1.90%. As of October 31, 2020, the outstanding principal and related interest were fully collected.

The Company did not make any loans to any related party in fiscal 2021 and 2019.

The interest income related to related party notes was $102,074 for the year ended October 31, 2020 which have been included in interest income – related party on the accompanying consolidated statements of operations and comprehensive (loss) income.

Borrowings from Related Parties and Interest Expense

In fiscal 2021, the Company borrowed $2,013,818 from related parties for working capital needs and repaid $2,272,145 to related parties. The related parties’ borrowings are short-term in nature, non-interest bearing, unsecured and repayable on demand.

In fiscal 2020, the Company borrowed $2,128,705 from related parties for working capital needs and repaid $2,099,420 to related parties. The related parties’ borrowings are short-term in nature, non-interest bearing, unsecured and repayable on demand.

In fiscal 2019, from time to time, the Company acquired loans from various related parties to fund its operations. These loans were due within one year and were unsecured and uncollateralized, and cannot be renewed upon maturities. The annual interest rates for these loans ranged from 6.5% to 10.0%. As of October 31, 2019, all of outstanding principal of related parties’ borrowings and related interest due were fully repaid.

For the years ended October 31, 2021, 2020 and 2019, interest expense related to related parties’ loans amounted to $0, $0 and $613, respectively, which have been included in interest expense – related parties in the accompanying consolidated statements of operations and comprehensive (loss) income.

NOTE 13 – RELATED PARTY TRANSACTIONS (continued)

Due to Related Parties

At October 31, 2021 and 2020, due to related parties consisted of the following:

Name of related party	October 31, 2021	October 31, 2020
Beijing Ruibozhongying Technology Development Co., Ltd. (1)	$—	$238,642
WDZG Consulting	2,564	2,455
	$2,564	$241,097
(1)	An entity controlled by WDZG Consulting.

The balances of due to related parties represent expenses paid by these related parties on behalf of the Company. The related parties’ payables are short-term in nature, non-interest bearing, unsecured and repayable on demand.